ACCOUNT PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNT PAYABLES
	December 31,	December 31,
	2024	2023
Gold	$33,876,967	$—
Game equipment	118,029	119,790
Information Technology service	161,364	198,939
Total accounts payable	$34,156,360	$318,729